Filed pursuant to Rule 497(e)
File Nos. 811-22310; 333-182274

Etho Climate Leadership U.S. ETF (ETHO)
(the “Fund”)

January 5, 2017

Supplement to the
Summary Prospectus dated March 18, 2016,
as supplemented May 27, 2016

Effective immediately, Timothy J. Collins, Senior Portfolio Manager of ETF Managers Group, LLC, investment adviser to the Fund (the “Adviser”), and Travis E. Trampe, Portfolio Manager of the Adviser, serve as the Fund’s portfolio managers. Also effective immediately, the Adviser is responsible for the day-to-day management of the Fund, and the Fund no longer employs the services of a sub-adviser. Consequently, all references in the Summary Prospectus to a sub-adviser for the Fund or any portfolio managers affiliated with a sub-adviser for the Fund should be disregarded in their entirety.

Please retain this Supplement with your Summary Prospectus for future reference.

PureFunds™ ISE Big Data ETF (BIGD)
PureFunds™ ISE Mobile Payments ETF (IPAY)
Supplement to each
Summary Prospectus dated January 31, 2016,
as supplemented May 27, 2016
PureFunds™ Drone Economy Strategy ETF (IFLY)
PureFunds™ Video Game Tech ETF (GAMR)
Supplement to each
Summary Prospectus dated March 8, 2016,
as supplemented May 27, 2016

(each a "Fund" and collectively, the "Funds")

January 5, 2017

Effective immediately, Timothy J. Collins, Senior Portfolio Manager of ETF Managers Group, LLC, investment adviser to the Funds (the “Adviser”), and Travis E. Trampe, Portfolio Manager of the Adviser, serve as the Funds’ portfolio managers. Also effective immediately, the Adviser is responsible for the day-to-day management of each Fund, and each Fund no longer employs the services of a sub-adviser. Consequently, all references in the Summary Prospectus to a sub-adviser for the Funds or any portfolio managers affiliated with a sub-adviser for the Funds should be disregarded in their entirety.

Please retain this Supplement with your Summary Prospectus for future reference.

PureFunds™ ISE Big Data ETF
PureFunds™ ISE Mobile Payments ETF
each a series of ETF Managers Trust
(each a “Fund” and collectively, the “Funds”)

January 5, 2017

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated January 31, 2016, as previously supplemented

Effective immediately, Timothy J. Collins, Senior Portfolio Manager of ETF Managers Group, LLC (the “Adviser”), investment adviser to the Funds (the “Adviser”), and Travis E. Trampe, Portfolio Manager of the Adviser, serve as the Funds’ portfolio managers. Also effective immediately, the Adviser is responsible for the day-to-day management of the Funds, and the Funds no longer employ the services of a sub-adviser. Consequently, all references in the Prospectus and SAI to a sub-adviser for the Funds or any portfolio managers affiliated with a sub-adviser for the Funds should be disregarded in their entirety.

References to the Funds’ sub-adviser in the “Additional Investment Objectives and Strategies” and “Additional Risk Information” sections on pages 19–23 of the Prospectus are revised to refer to the Adviser.

The “Fund Management—Sub-Advisers” section on page 24 of the Prospectus is revised to delete references to the Funds.

The “Portfolio Managers” section on page 25 of the Prospectus is revised to delete references to the Funds in the second paragraph and to add the following:

The Big Data ETF and Mobile Payments ETF are managed by the following portfolio managers:

Mr. Timothy Collins has over 25 years of experience in financial services, having spent more than 15 years establishing trading operations and investment firms in both the United States and Europe. Prior to joining the Adviser in 2016, he spent 11 years as a founding partner and Managing Director of Fairfield Advisors, LLC, an investment management firm, where he developed sophisticated trading strategies with an emphasis on ETFs and commodities. Mr. Collins has established market making operations for European based ETF products for both Goldman Sachs & Spear Leeds Kellogg in London, and he was responsible for primary market making activity in a large number of indexed products, including ETFs, equity baskets, futures contracts, swap agreements and other derivative instruments. Prior to founding Fairfield Advisors, Mr. Collins was head trader for Intermarket Management, Inc., where he was responsible for index arbitrage in the Commodity Research Bureau (CRB) Commodity Index and the U.S. Dollar Index. In this role, he worked on behalf of several U.S. pension funds and corporations. Mr. Collins received a Masters of Business Administration from the Stern School of Business at New York University with a dual major in Finance and International Business. He also has a Bachelor of Science degree in Finance from Fairfield University.

Mr. Travis Trampe has over 15 years of investment management experience specializing in portfolio management of index funds and ETFs. Prior to joining the Adviser in 2016 and beginning on 2013, he was an independent consultant to ETF firms with respect to their portfolio management operations. Mr. Trampe was previously a portfolio manager with Deutsche Bank during 2013 and from 2011 to 2012 was a Senior Portfolio Manager at Scotttrade-Focusshares. Prior to joining Scottrade-Focusshares, Mr. Trampe was a portfolio manager for Invesco Powershares, a quantitative analyst for Quantitative Services Group, and an analyst for Principal Global Investors and Principal Financial Group. Mr. Trampe has a Bachelor of Science degree in Business Administration with an emphasis on Finance from Nebraska Wesleyan University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of the Funds’ shares.

The “Investment Advisory and Other Services” section on pages 22–24 of the SAI is revised to delete references to the Funds in the sixth and seventh paragraphs and to add the following to the end of the sixth paragraph:

Prior to January 1, 2017, Penserra served as the investment sub-adviser to the Big Data ETF and Mobile Payments ETF.

The section entitled “The Portfolio Managers” on pages 24–25 of the SAI is revised to replace the section pertaining to the Funds with the following:

Portfolio Manager Compensation. Messrs. Collins and Trampe are the portfolio managers of the Big Data ETF and Mobile Payments ETF.  Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of December 31, 2016, Messrs. Collins and Trampe did not own Shares of the Big Data ETF and Mobile Payments ETF.

Other Accounts
Mr. Trampe did not manage any other accounts for the Adviser as of December 31, 2016. Mr. Collins managed the following other accounts for the Adviser as of December 31, 2016.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	3	$52.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with their management of the Big Data ETF and Mobile Payments ETF’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Big Data ETF or Mobile Payments ETF. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds he manages. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

References to the Funds’ sub-adviser in the “Brokerage Transactions”, “Portfolio Turnover Rates”, and “Determination of Net Asset Value” sections, which begin on pages 28, 30, and 39 of the SAI, respectively, are revised to refer to the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

PureFunds™ Drone Economy Strategy ETF
PureFunds™ Video Game Tech ETF
each a series of ETF Managers Trust
(each a “Fund” and collectively, the “Funds”)

January 5, 2017

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated March 8, 2016, as previously supplemented

Effective immediately, Timothy J. Collins, Senior Portfolio Manager of ETF Managers Group, LLC, investment adviser to the Funds (the “Adviser”), and Travis E. Trampe, Portfolio Manager of the Adviser, serve as the Funds’ portfolio managers. Also effective immediately, the Adviser is responsible for the day-to-day management of the Funds, and the Funds no longer employ the services of a sub-adviser. Consequently, all references in the Prospectus and SAI to a sub-adviser for the Funds or any portfolio managers affiliated with a sub-adviser for the Funds should be disregarded in their entirety.

References to the Funds’ sub-adviser in the “Additional Investment Objectives and Strategies” and “Additional Risk Information” sections on pages 10–15 of the Prospectus are revised to refer to the Adviser.

The “Fund Management—Sub-Adviser” section on page 16 of the Prospectus is deleted in its entirety.

The “Portfolio Managers” section on page 17 of the Prospectus is deleted and replaced with the following:

Portfolio Managers

The Funds’ portfolio managers are primarily responsible for the day to day management of the Funds. The portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing any members of the portfolio management team with more limited responsibilities.

Mr. Timothy Collins has over 25 years of experience in financial services, having spent more than 15 years establishing trading operations and investment firms in both the United States and Europe. Prior to joining the Adviser in 2016, he spent 11 years as a founding partner and Managing Director of Fairfield Advisors, LLC, an investment management firm, where he developed sophisticated trading strategies with an emphasis on ETFs and commodities. Mr. Collins has established market making operations for European based ETF products for both Goldman Sachs & Spear Leeds Kellogg in London, and he was responsible for primary market making activity in a large number of indexed products, including ETFs, equity baskets, futures contracts, swap agreements and other derivative instruments. Prior to founding Fairfield Advisors, Mr. Collins was head trader for Intermarket Management, Inc., where he was responsible for index arbitrage in the Commodity Research Bureau (CRB) Commodity Index and the U.S. Dollar Index. In this role, he worked on behalf of several U.S. pension funds and corporations. Mr. Collins received a Masters of Business Administration from the Stern School of Business at New York University with a dual major in Finance and International Business. He also has a Bachelor of Science degree in Finance from Fairfield University.

Mr. Travis Trampe has over 15 years of investment management experience specializing in portfolio management of index funds and ETFs. Prior to joining the Adviser in 2016 and beginning on 2013, he was an independent consultant to ETF firms with respect to their portfolio management operations. Mr. Trampe was previously a portfolio manager with Deutsche Bank during 2013 and from 2011 to 2012 was a Senior Portfolio Manager at Scotttrade-Focusshares. Prior to joining Scottrade-Focusshares, Mr. Trampe was a portfolio manager for Invesco Powershares, a quantitative analyst for Quantitative Services Group, and an analyst for Principal Global Investors and Principal Financial Group. Mr. Trampe has a Bachelor of Science degree in Business Administration with an emphasis on Finance from Nebraska Wesleyan University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of the Funds’ shares.

The “Investment Advisory and Other Services—Sub-Adviser” section on pages 22–23 of the SAI is deleted and replaced with the following:

Prior to January 1, 2017, Penserra Capital Management LLC served as the investment sub-adviser to the Funds.

The section entitled “The Portfolio Managers” on pages 23–24 of the SAI is deleted and replaced with the following:

THE PORTFOLIO MANAGERS

Portfolio Manager Compensation. Messrs. Collins and Trampe are the portfolio managers of the Funds.  Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of December 31, 2016, Messrs. Collins and Trampe did not own Shares of the Funds.

Other Accounts
Mr. Trampe did not manage any other accounts for the Adviser as of December 31, 2016. Mr. Collins managed the following other accounts for the Adviser as of December 31, 2016.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	3	$52.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds he manages. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

References to the Funds’ sub-adviser in the “Brokerage Transactions”, “Portfolio Turnover Rates”, and “Determination of Net Asset Value” sections, which begin on pages 27, 28, and 35 of the SAI, respectively, are revised to refer to the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.

Etho Climate Leadership U.S. ETF
a series of ETF Managers Trust

January 5, 2017

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated October 28, 2015, as previously supplemented

Effective immediately, Timothy J. Collins, Senior Portfolio Manager of ETF Managers Group, LLC (the “Adviser”), investment adviser to the Etho Climate Leadership U.S. ETF (the “Fund”), and Travis E. Trampe, Portfolio Manager of the Adviser, serve as the Fund’s portfolio managers. Also effective immediately, the Adviser is responsible for the day-to-day management of the Fund, and the Fund no longer employs the services of a sub-adviser. Consequently, all references in the Prospectus and SAI to a sub-adviser for the Fund or any portfolio managers affiliated with a sub-adviser for the Fund should be disregarded in their entirety.

References to the Fund’s sub-adviser in the “Additional Information about the Fund’s Investment Objective and Strategies” and “Additional Risk Information” sections on pages 5–6 of the Prospectus are revised to refer to the Adviser.

The “Fund Management—Sub-Adviser” section on page 7 of the Prospectus is deleted in its entirety.

The “Portfolio Managers” section on page 8 of the Prospectus is deleted and replaced with the following:

Portfolio Managers

The Funds’ portfolio managers are primarily responsible for the day to day management of the Funds. The portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing any members of the portfolio management team with more limited responsibilities.

Mr. Timothy Collins has over 25 years of experience in financial services, having spent more than 15 years establishing trading operations and investment firms in both the United States and Europe. Prior to joining the Adviser in 2016, he spent 11 years as a founding partner and Managing Director of Fairfield Advisors, LLC, an investment management firm, where he developed sophisticated trading strategies with an emphasis on ETFs and commodities. Mr. Collins has established market making operations for European based ETF products for both Goldman Sachs & Spear Leeds Kellogg in London, and he was responsible for primary market making activity in a large number of indexed products, including ETFs, equity baskets, futures contracts, swap agreements and other derivative instruments. Prior to founding Fairfield Advisors, Mr. Collins was head trader for Intermarket Management, Inc., where he was responsible for index arbitrage in the Commodity Research Bureau (CRB) Commodity Index and the U.S. Dollar Index. In this role, he worked on behalf of several U.S. pension funds and corporations. Mr. Collins received a Masters of Business Administration from the Stern School of Business at New York University with a dual major in Finance and International Business. He also has a Bachelor of Science degree in Finance from Fairfield University.

Mr. Travis Trampe has over 15 years of investment management experience specializing in portfolio management of index funds and ETFs. Prior to joining the Adviser in 2016 and beginning on 2013, he was an independent consultant to ETF firms with respect to their portfolio management operations. Mr. Trampe was previously a portfolio manager with Deutsche Bank during 2013 and from 2011 to 2012 was a Senior Portfolio Manager at Scotttrade-Focusshares. Prior to joining Scottrade-Focusshares, Mr. Trampe was a portfolio manager for Invesco Powershares, a quantitative analyst for Quantitative Services Group, and an analyst for Principal Global Investors and Principal Financial Group. Mr. Trampe has a Bachelor of Science degree in Business Administration with an emphasis on Finance from Nebraska Wesleyan University.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of the Fund’s shares.

The last two paragraphs of the “Investment Advisory and Other Services” section on pages 21–22 of the SAI are deleted and replaced with the following:

Prior to January 1, 2017, Penserra Capital Management LLC served as the investment sub-adviser to the Fund.

The section entitled “The Portfolio Managers” on page 22 of the SAI is deleted and replaced with the following:

THE PORTFOLIO MANAGERS

Portfolio Manager Compensation. Messrs. Collins and Trampe are the portfolio managers of the Funds.  Their portfolio management compensation includes a salary and discretionary bonus based on the profitability of the Adviser. No compensation is directly related to the performance of the underlying assets.

Portfolio Manager Fund Ownership. As of December 31, 2016, Messrs. Collins and Trampe did not own Shares of the Funds.

Other Accounts
Mr. Trampe did not manage any other accounts for the Adviser as of December 31, 2016. Mr. Collins managed the following other accounts for the Adviser as of December 31, 2016.

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	3	$52.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” is not expected to give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

References to the Fund’s sub-adviser in the “Brokerage Transactions”, “Portfolio Turnover Rates”, and “Determination of Net Asset Value” sections, which begin on pages 25, 26, and 32 of the SAI, respectively, are revised to refer to the Adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.